Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Account Balance And Market Risk Benefits (Detail) - Variable Annuity And Variable Life Insurance - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Policyholder Account Balance [Line Items]
Beginning balance	¥ 136,257	¥ 167,207
Effect of changes other than through net income and other comprehensive income	(23,553)	(23,706)
Surrenders and withdrawals	(4,881)	(4,924)
Transfer in	(7,833)	(6,902)
Benefit payments	(10,748)	(11,851)
Others	(91)	(29)
Changes through net income	25,594	(7,292)
Effect of changes in fair value of corresponding investment assets	33,288	(3,538)
Fee income	(3,397)	(3,590)
Effect of changes in fair value of market risk benefits	(4,297)	(164)
Changes through other comprehensive income	(271)	48
Effect of changes in the instrument-specific credit risk	(271)	48
Ending balance	138,027	136,257
Policy account balances	143,000	136,662
Market risk benefits	(4,973)	(405)
Total	¥ 138,027	¥ 136,257